Note 8 - Related Party Transactions (Detail)	0 Months Ended	12 Months Ended						12 Months Ended
	Jan. 02, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2008	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Euromar LLC Joint Venture (Member)	Dec. 31, 2012 Inflation Adjusted [Member] Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2012 Jonathan P [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] Greater Than Twenty [Member]	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2012 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2011 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Dec. 31, 2010 Eurobulk Marine Holdings Inc. [Member] USD ($)	Dec. 31, 2008 Vessel Sales [Member]	Dec. 31, 2008 Charter Revenues [Member]	Dec. 31, 2012 Eurochart [Member] USD ($)	Dec. 31, 2011 Eurochart [Member] USD ($)	Dec. 31, 2010 Eurochart [Member] USD ($)	Dec. 31, 2012 Sentinel and More [Member] Maximum [Member]	Dec. 31, 2012 Sentinel and More [Member] USD ($)	Dec. 31, 2011 Sentinel and More [Member] USD ($)	Dec. 31, 2010 Sentinel and More [Member] USD ($)	Dec. 31, 2012 Technomar [Member] USD ($)	Dec. 31, 2011 Technomar [Member] USD ($)	Dec. 31, 2010 Technomar [Member] USD ($)	Dec. 31, 2012 Vessel Management Fees (Member) USD ($)	Dec. 31, 2011 Vessel Management Fees (Member) USD ($)	Dec. 31, 2010 Vessel Management Fees (Member) USD ($)
Related Party Transaction Daily Fee (in Euro)			€ 685	€ 700	€ 665				€ 720						€ 700
Related Party Transaction, Amounts of Transaction	1,900,000											1,850,000		1,225,000		1,165,000													4,984,098	5,810,095	4,892,006
Related Party Agreement Term				5 years
Related Party Transaction Discount Percentage				5.00%								5.00%	5.00%
Number of Vessels		15	15					10			20
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro)													685
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro)									360				342.5
Due from Related Parties		4,948,443					208,704
Related Party Transaction Commission Percentage																	1.00%	1.25%				5.00%
Related Party Transaction, Expenses from Transactions with Related Party										43,823									641,104	766,304	612,998		130,699	173,717	197,921	217,141	219,014	219,602
Related Party Transaction Commissions Received Percentage						1.00%
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month		$ 50